Income taxes - Disclosure of income tax expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Current income tax expense
Current income tax expense in respect of the current year	$ 475,833	$ 416,563
Adjustments recognized in the current year in relation to the income tax expense of prior years	19,021	(24,328)
Total current income tax expense	494,854	392,235
Deferred income tax (recovery) expense
Deferred income tax recovery relating to the origination and reversal of temporary differences	(6,165)	(1,120)
Deferred income tax recovery relating to changes in tax rates	(460)	(3,479)
Adjustments recognized in the current year in relation to the deferred income tax recovery of prior years	(19,309)	10,769
Total deferred income tax (recovery) expense	(25,934)	6,170
Total income tax expense	$ 468,920	$ 398,405